MAINTENANCE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2018
MAINTENANCE RIGHTS [Abstract]
Changes in Maintenance Rights, Net
Changes in maintenance right assets, net of maintenance right liabilities, during the years ended December 31, 2018 and 2017 were as follows (dollars in thousands):

	December 31, 2018	December 31, 2017
Maintenance rights, net beginning balance	$131,299	$101,969
Acquisitions	189,864	25,033
Capitalized to aircraft improvements	(9,240)	(192)
Maintenance rights settled with retained maintenance payments	(2,369)	(465)
Cash receipts from maintenance rights	(3,013)	—
Maintenance rights associated with aircraft sold	(8,334)	4,954
Maintenance rights, net ending balance	$298,207	$131,299